Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations		$ 83,935	$ 158,119	$ 279,825
Exchange differences on translating foreign operations		(758,835)	(143,156)	92,555
Derivative financial instruments cash flow hedges, Before Tax		(287,536)	395,807	1,927,601
Open Ended Fund, Before Tax		(741)	(131,957)	(19,718)
Other equity instruments, Before Tax		(698,903)	(906,658)	(123,359)
Share of income of associates and joint ventures, Before Tax		4,278,531	4,245,546	245,714
Other comprehensive income before income taxes		2,616,451	3,617,701	2,402,618
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit		(25,181)	(47,436)	(83,947)
Exchange differences on translating foreign operations, Tax (Charge) Credit		(1,975,708)	(978,527)	151,555
Derivative financial instruments cash flow hedges, Tax (Charge) Credit		86,261	(118,742)	(578,280)
Open Ended Fund, Tax (Charge) Credit		222	39,587	5,915
Other equity instruments, Tax (Charge) Credit		209,671	271,997	37,008
Other comprehensive income, Tax (Charge) Credit		(1,704,735)	(833,121)	(467,749)
Current tax		(1,975,708)	(978,527)	151,555
Deferred tax		$ 270,973	$ 145,406	(619,304)
Annual withholding tax rate to payment of interest	0.50%	0.15%	0.08%
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax		$ 58,754	$ 110,683	195,878
Exchange differences on translating foreign operations, After Tax		(2,734,543)	(1,121,683)	244,110
Derivative financial instruments cash flow hedges, After Tax		(201,275)	277,065	1,349,321
Open Ended Fund, After Tax		(519)	(92,370)	(13,803)
Other equity instruments, After Tax		(489,232)	(634,661)	(86,351)
Share of income of associates and joint ventures, After Tax		4,278,531	4,245,546	245,714
Total other comprehensive income		911,716	2,784,580	$ 1,934,869
Deferred income tax liability related to associates and joint ventures		$ 46,647	$ 43,628